BRANCH ACQUISITION (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 07, 2012 9045 Carothers Parkway in Franklin, Tennessee Branch [Member]
Business Acquisition [Line Items]
Deposit liabilities assumed in acquisition				$ 55,000,000
Real and personal property acquired in acquisition				5,000,000
Loans acquired in acquisition				20,000,000
Goodwill	13,651,000	13,651,000	13,651,000	1,800,000
Core deposit intangible recorded				$ 426,000